FAIR VALUE ELECTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	$ 160,589	$ 142,862
Investments	294,463	274,040
Loans	5,287	5,265
Other assets	13,299	13,360
Liabilities
Federal funds purchased and securities loaned or sold under agreements to repurchase	116,689	97,712
Short-term borrowings	818	1,354
Long-term debt, at fair value	29,764	24,172
Fair value, fair value option
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	160,589	142,862
Trading account assets	17,206	14,179
Investments	443	526
Loans	5,287	5,265
Other assets	8,843	8,829
Total assets	192,368	171,661
Liabilities
Interest-bearing deposits	1,447	1,326
Federal funds purchased and securities loaned or sold under agreements to repurchase	116,689	97,712
Trading account liabilities	1,461	1,763
Short-term borrowings	818	1,354
Long-term debt, at fair value	29,764	24,172
Total liabilities	150,179	126,327
Fair value, fair value option | Corporate loans
Assets
Loans	4,056	3,939
Fair value, fair value option | Consumer loans
Assets
Loans	1,231	1,326
Fair value, fair value option | Mortgage servicing rights
Assets
Other assets	1,942	2,569
Fair value, fair value option | Certain mortgage loans held for sale
Assets
Other assets	6,879	6,213
Fair value, fair value option | Certain equity method investments
Assets
Other assets	22	47
Changes in fair value gains (losses)
Assets
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell and securities borrowed	(409)	(138)
Trading account assets	838	(1,775)
Investments	(50)	233
Loans	(27)	(199)
Other assets	(74)	(1,310)
Total assets Changes in fair value gain (loss) on assets	278	(3,189)
Liabilities
Interest-bearing deposits	(218)	107
Federal funds purchased and securities loaned or sold under agreements to repurchase Selected portfolios of securities sold under agreements to repurchase and securities loaned	66	(108)
Trading account liabilities	(143)	872
Short-term borrowings	(2)	(15)
Long-term debt	(2,225)	1,611
Fair value option changes in fair value gain (loss) on liabilities	(2,522)	2,467
Changes in fair value gains (losses) | Corporate loans
Assets
Loans	77	82
Changes in fair value gains (losses) | Consumer loans
Assets
Loans	(104)	(281)
Changes in fair value gains (losses) | Mortgage servicing rights
Assets
Other assets	(427)	(1,465)
Changes in fair value gains (losses) | Certain mortgage loans held for sale
Assets
Other assets	350	172
Changes in fair value gains (losses) | Certain equity method investments
Assets
Other assets	$ 3	$ (17)